Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (Delaware Cash Reserve® Fund), USD $)	0 Months Ended
Jul. 29, 2013
Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 96
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	847
Expense Example, No Redemption, 10 Years	1,748
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	918
Expense Example, No Redemption, 10 Years	$ 1,998